THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      MAY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
            WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: March 31, 2007
                Check here if Amendment |X|; Amendment Number: 2
                        This Amendment (Check only one):
                              |_| is a restatement
                              |X| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Stark Global Opportunities Management LLC
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel J. McNally
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally           St. Francis, Wisconsin        August 16, 2007
---------------------------    --------------------------     -----------------
       (Signature)                   (City, State)                 (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $22,565 (thousands)

List of Other Included Managers:            None

                           FORM 13F INFORMATION TABLE


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     Column 1       Column 2   Column 3   Column 4          Column 5             Column 6      Column 7              Column 8
                    Title of     CUSIP      Value    Shrs or     SH/    Put/    Investment       Other           Voting Authority
                      Class               (X$1000)   Prn Amt     PRN    Call    Discretion     Managers    Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
Novelis Inc. Com    Common    67000X106     $2,488   56,395      SH                Sole                    56,395
Delta & Pine Land
 Co.                Common    247357106     $8,998  218,402      SH                Sole                   218,402
Claire's Stores
 Inc.               Common    179584107     $3,103   96,622      SH                Sole                    96,322
TODCO  CL A         Common    88889T107     $7,976  197,758      SH                Sole                   197,758